Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 1	$ 24,904,321
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 2	15,040,537
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 3	9,856,344
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 4	7,440
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 5	3,699,088
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 6	(2,038,675)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 7	1,667,853
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 8	(168,882)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet And Additional Disclosures 9	$ 1,498,971